Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investment in Equity Investees
The Group’s investment in equity investees consisted of the follows:

	Investments
	without readily
	determinable fair
	v a l u e	Equity method	Total
	RMB	RMB	RMB

Balance as of January 1, 2016	1,099,119	183,639	1,282,758
Additions	268,535	34,685	303,220
Share of loss of equity investees	-	(25,640)	(25,640)
Less: disposals and transfers	(75,675)	(6,486)	(82,161)
Less: impairment losses	(86,618)	-	(86,618)
Foreign currency translation adjustments	55,415	498	55,913
Balance as of December 31, 2016	1,260,776	186,696	1,447,472
Additions	34,737	103,472	138,209
Share of loss of equity investees	-	(50,643)	(50,643)
Less: disposals and transfers	(14,623)	(126,512)	(141,135)
Less: impairment losses	(143,974)	(21,223)	(165,197)
Foreign currency translation adjustments	(44,836)	326	(44,510)
Balance as of December 31, 2017	1,092,080	92,116	1,184,196
Additions	60,336	713,527	773,863
Share of loss and other comprehensive income of equity investees	-	(57,923)	(57,923)
Less: disposals and transfers	(6,000)	(2,859)	(8,859)
Less: impairment losses	(17,040)	(17,589)	(34,629)
Transfer of the further share of loss of equity investee	-	20,465	20,465
Foreign currency translation adjustments	30,665	(607)	30,058
Balance as of December 31, 2018	1,160,041	747,130	1,907,171

Condensed financial information of the Company's equity investments accounted for under the equity method
The condensed financial information of the Group’s equity investments accounted for under the equity method were summarized as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Revenue	652,864	80,095	733,295
Gross profit	138,640	4,981	222,209
(Loss)/Income from operations	(35,586)	(133,910)	14,779
Net (loss)/income	(47,855)	(133,207)	13,249
Net (loss)/income attributable to the equity-method investees	(36,886)	(129,223)	14,859

	As of December 31,
	2017	2018
	RMB	RMB

Current assets	222,030	1,663,913
Non-current assets	133,003	1,754,208
Current liabilities	45,515	566,156
Non-current liabilities	-	9,565
Noncontrolling interests	8,603	(10,076)